Note 7 - Leases (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Capital Leased Assets [Table Text Block]
	2019	2018

Buildings	$5,313	$5,313
Equipment	45,273	41,687
Total	50,586	47,000
Less accumulated amortization	10,265	5,795
Net	$40,321	$41,205

Schedule of Future Minimum Lease Payments for Operating and Capital Leases [Table Text Block]
Years ending March 31:	Operating	Capital
2020	$28,689	$7,827
2021	24,938	7,827
2022	17,526	7,827
2023	12,062	7,827
2024	5,950	6,102
2025-2031	6,927	5,267
Total minimum payment required	$96,092	$42,677
Less interest		4,973
Present value of minimum lease payments		37,704
Amount due within one year		6,418
Long-term capital lease obligation		$31,286